Derivative Liabilities	12 Months Ended
Dec. 31, 2012
Derivative Liabilities
DERIVATIVE LIABILITIES

6.	DERIVATIVE LIABILITY

Derivative liability consists of outstanding warrants that have exercise prices denominated in U S dollars. The fair value of these warrants as at December 31, 2012 and 2011 is as follows:

	Exercise price		2012	2011
1,613,162 warrants expiring on Jan 25, 2012	$	US 0.25	$-	$1,115

The fair value of these warrants was determined using the Black-Scholes option pricing model using the following assumptions:

	2012	2011
Volatility	-	413%
Dividend yield	-	-
Risk-free interest rate	-	0.97%
Expected life	-	0.07yr